Other Prepaid Expenses and Current Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Other prepaid expenses and current assets, allowance for doubtful accounts	$ 3,830		$ 96,836
Allowance for doubtful accounts, reversed		$ 21,080